Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Balances and Transactions

27. Related Party Balances and Transactions

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Bin Li	Principal Shareholder, Chairman of the Board and Chief Executive Officer
Lihong Qin	Principal Shareholder, Director and President of the Company
Baidu Capital L.P.	Shareholder
Hubei Changjiang Nextev New Energy Investment Management Co., Ltd.	Controlled by Principal Shareholder
Jiangsu Xindian Automotive Co., Ltd.	Controlled by Principal Shareholder
Beijing CHJ Information Technology Co., Ltd.	Controlled by Principal Shareholder
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.	Controlled by Principal Shareholder
Shanghai NIO Hongling Investment Management Co., Ltd.	Controlled by Principal Shareholder
NIO Capital	Controlled by Principal Shareholder
Hubei Changjiang Nextev New Energy Industry Development Capital Partnership (Limited Partnership)	Controlled by Principal Shareholder
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	Affiliate
Beijing Chehui Hudong Guanggao Co., Ltd.	Controlled by Principal Shareholder
Beijing Xinyi Hudong Guanggao Co., Ltd.	Controlled by Principal Shareholder
Bite Shijie (Beijing) Keji Co., Ltd.	Controlled by Principal Shareholder
Kunshan Siwopu Intelligent Equipment Co., Ltd.	Affiliate
Nanjing Weibang Transmission Technology Co., Ltd.	Affiliate
Shanghai Weishang Business Consulting Co.,Ltd.	Controlled by Principal Shareholder
Beijing Bitauto Information Technology Co., Ltd.	Controlled by Principal Shareholder

(a) The Group entered into the following significant related party transactions:

(i) Provision of service

For the years ended December 31, 2016, 2017 and 2018, service income was primarily generated from property management and miscellaneous research and development services the Group provided to its related parties.

	For the Year Ended December 31,
	2016	2017	2018
Shanghai NIO Hongling Investment Management Co., Ltd.	—	—	2,707
Shanghai Weishang Business Consulting Co.,Ltd.	—	—	905
Hubei Changjiang Nextev New Energy Investment Management Co.,Ltd.	—	11,121	—
Beijing CHJ Information Technology Co., Ltd.	—	4,588	—
Hubei Changjiang Nextev New Energy Industry Development Capital Partnership (Limited Partnership)	—	4,015	—
Jiangsu Xindian Automotive Co., Ltd.	—	1,785	—
	—	21,509	3,612

(ii) Acceptance of marketing and advertising service

	For the Year Ended December 31,
	2016	2017	2018
Beijing Xinyi Hudong Guanggao Co., Ltd.	—	8,021	28,245
Beijing Chehui Hudong Guanggao Co., Ltd.	—	544	6,915
Bite Shijie (Beijing) Keji Co., Ltd.	—	6,987	2,865
Beijing Bitauto Information Technology Co., Ltd.	—	—	32
	—	15,552	38,057

(iii) Loan to related party

	For the Year Ended December 31,
	2016	2017	2018
NIO Capital	—	—	66,166
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.	—	50,000	—
	—	50,000	66,166

In 2017, the Company granted interest-free loans to Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd. As of December 31, 2018, the loans remain outstanding.

On January 12, 2018, the Group granted two interest free loans to NIO Capital, with principal amount of US$5,000 each, The loans mature in six months. One of the loan can be converted into ordinary shares of a subsidiary of NIO Capital upon maturity at the option of the Group.

(iv) Cost of manufacturing consignment

	For the Year Ended December 31,
	2016	2017	2018
Suzhou Zenlead XPT New Energy Technologies Co.,Ltd.	—	18,324	132,152

(v) Purchase of property and equipment

	For the Year Ended December 31,
	2016	2017	2018
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	—	11,107
Bite Shijie (Beijing) Keji Co., Ltd.	—	2,960	—
	—	2,960	11,107

(vi) Interest payable on behalf of related party

	For the Year Ended December 31,
	2016	2017	2018
Baidu Capital L.P.	—	21,671	8,065

(vii) Acceptance of R&D and maintenance service

	For the Year Ended December 31,
	2016	2017	2018
Suzhou Zenlead XPT New Energy Technologies Co.,Ltd.	—	—	14,776
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	—	2,436
	—	—	17,212

(viii) Payment on behalf of related party

	For the Year Ended December 31,
	2016	2017	2018
Nanjing Weibang Transmission Technology Co., Ltd.	—	—	2,790

(b) The Group had the following significant related party balances:

(i) Amounts due from related parties

	December 31, 2017	December 31, 2018
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.	50,000	50,000
NIO Capital	—	34,316
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	7,970
Nanjing Weibang Transmission Technology Co., Ltd.	—	2,790
Shanghai Weilan Hongling Investment Management Co., Ltd.	—	960
Baidu Capital L.P.	21,671	—
Beijing CHJ Information Technology Co., Ltd.	3,624	—
Bin Li	1,680	—
Jiangsu Xindian Automotive Co., Ltd.	1,627	—
Hubei Changjiang Nextev New Energy Investment Management Co., Ltd.	954	—
Total	79,556	96,036

(ii) Amounts due to related parties

	December 31, 2017	December 31, 2018
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	19,466	210,868
Beijing Chehui Hudong Guanggao Co., Ltd.	576	4,085
Beijing Xinyi Hudong Guanggao Co., Ltd.	400	3,530
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	761
Bite Shijie (Beijing) Keji Co., Ltd. .	—	339
Bin Li	14,289	—
Lihong Qin	5,338	—
Total	40,069	219,583